INTANGIBLE ASSETS - Disclosure of detailed information about intangible assets (Details) - USD ($)		12 Months Ended
	Nov. 10, 2016	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period		$ 607,959
Additions	$ 217,946
Intangible assets at end of period		473,952	$ 607,959
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period		713,799
Additions		169,973
Intangible assets at end of period		883,772	713,799
Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period		(105,840)	(105,840)
Amortization		303,980	0
Intangible assets at end of period		(409,820)	(105,840)
Patents [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period		0
Intangible assets at end of period		0	0
Patents [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period		40,840
Additions		0
Intangible assets at end of period		40,840	40,840
Patents [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period		(40,840)	(40,840)
Amortization		0	0
Intangible assets at end of period		(40,840)	(40,840)
Rights [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period		607,959
Intangible assets at end of period		303,979	607,959
Rights [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period		672,959
Additions		0
Intangible assets at end of period		672,959	672,959
Rights [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period		(65,000)	(65,000)
Amortization		303,980	0
Intangible assets at end of period		(368,980)	(65,000)
Intellectual Property [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period		0
Intangible assets at end of period		169,973	0
Intellectual Property [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period		0
Additions		169,973
Intangible assets at end of period		169,973	0
Intellectual Property [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period		0	0
Amortization		0	0
Intangible assets at end of period		$ 0	$ 0